Warrants	9 Months Ended
Sep. 30, 2023
Warrants
Warrants

17. Warrants

Liability measured warrants having CAD exercise price

The following is a summary of liability measured warrants outstanding on September 30, 2023, and changes during the period then ended.

Amount
$

Balance at December 31, 2022 and 2021	-
Acquisition of Engine	153,275
Reclassify former GSQ Esports Inc. warrants to warrant liability	1,925,238
Change in fair value	(1,844,094)
Foreign exchange	(97,708)
Balance, September 30, 2023	136,711

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, December 31, 2022 and 2021	-	-
Acquisition of Engine	269,601	30.00
Reclassify former GSQ Esports Inc. warrants to warrant liability	927,228	23.51
Expired	(438,918)	29.05
Outstanding as of September 30, 2023	757,911	22.61

The following table reflects the liability measured warrants issued and outstanding as of September 30, 2023:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
July 8, 2024	111,495	30.00	0.77
July 25, 2024	100,406	30.00	0.82
August 8, 2024	57,700	30.00	0.86
February 19, 2024	28,037	29.05	0.39
March 4, 2024	196,614	29.05	0.43
July 22, 2024	30,724	19.37	0.81
June 30, 2024	92,829	6.78	0.75
September 30, 2027	123,930	9.68	4.00
June 30, 2024	16,176	6.29	0.75
	757,911	$22.61	1.21

As of September 30, 2023, the fair value of the 757,911 warrants outstanding (April 11, 2023 – 1,196,829) was determined to be $136,711 (April 11, 2023 – $2,078,513) as calculated using the Black Scholes option pricing model with the following range of assumptions: 0.39 – 4.00 years (April 11, 2023 – 0.28 – 4.47 years) as expected average life; share price of CAD$2.91 (April 11, 2023 – CAD$8.20); exercise price of CAD$6.29 – CAD$30.00 (April 11, 2023 – CAD$6.29 – CAD$30.00); 90% expected volatility (April 11, 2023 – 90%); risk free interest rate of 4.26% – 5.45% (April 11, 2023 – 3.09% - 4.55%); and an expected dividend yield of 0%.

Equity measured warrants having USD exercise price

The following is a summary of liability measured warrants outstanding on September 30, 2023, and changes during the period then ended.

Amount
$

Balance at December 31, 2021	2,287,484
Private placements	140,677
Warrants issued for credit facility	96,359
Warrants expired	(599,282)
Balance, December 31, 2022	1,925,238

Balance at December 31, 2022	1,925,238
Acquisition of Engine	30,000
Reclass equity warrants to warrant liability	(1,925,238)
Balance, September 30, 2023	30,000

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, December 31, 2021	953,986	26.14
Private placements	123,930	9.68
Warrants issued for credit facility	109,005	6.78
Warrants expired	(259,693)	19.37
Outstanding as of December 31, 2022	927,228	23.51

Outstanding, December 31, 2022	927,228	23.51
Reclassify former GSQ Esports Inc. warrants to warrant liability	(927,228)	23.51
Outstanding as of September 30, 2023	-	-

		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$

Outstanding, December 31, 2022	-	-
Acquisition of Engine	877,891	60.00
Outstanding as of September 30, 2023	877,891	60.00

The following table reflects the equity measured warrants issued and outstanding as of September 30, 2023:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise priceUSD	Average remaining contractual life (years)
January 8, 2024	467,196	60.00	0.27
January 22, 2024	130,724	60.00	0.31
February 24, 2024	264,556	60.00	0.40
August 19, 2024	12,499	60.00	0.89
September 15, 2024	2,916	60.00	0.96
	877,891	$60.00	0.33